INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

	Year Ended October 31,	Year Ended October 31,
	2020	2019
Current:
Federal	$–	$–
State	–	–
Current Income Tax Expense (Benefit)	$–	$–
Deferred:
Federal	$(2,626,791)	$(185,045)
State	(540,796)	(19,471)
Deferred Income Tax Expense (Benefit)	(3,167,587)	(204,516)
Change in Valuation Allowance	3,167,587	204,516)
Income tax provision	$–	$–

Schedule of Effective Income Tax Rate Reconciliation

	October 31, 2020	October 31, 2019
Tax at federal statutory rate	$(2,642,423)	$(361,687)
State taxes, net of federal benefit	(546,730)	(74,835)
Permanent differences	18,782	10,468
Other	2,784	221,538
Total income tax expense (benefit)	(3,167,587)	(204,516)
Change in valuation allowance	3,167,587	204,516)
Income tax provision	$–	$–

Schedule of Deferred Tax Assets and Liabilities

	October 31, 2020	October 31, 2019
Deferred Tax Assets:
Stock based compensation	$5,184,240	$2,670,914
Accrued compensation	315,122	136,127
Net operating loss carryforward-Federal	640,663	222,754
Net operating loss carryforward-State	118,160	34,918
Other	177	177
Total deferred tax assets:	6,258,362	3,064,890
Deferred Tax Liabilities:
Property and equipment	92,535	66,650
Total deferred tax liabilities:	92,535	66,650

Valuation Allowance	(6,165,827)	(2,998,240)
Net deferred tax assets	$–	$–